Quarterly Results Of Operations (Tables)	12 Months Ended
Oct. 31, 2012
Quarterly Results Of Operations [Abstract]
Schedule Of Quarterly Results Of Operations

	Quarter ended
Fiscal year ended October 31, 2012	January 31	April 30	July 31	October 31

Net sales	$17,334,015	$22,051,197	$22,003,689	$22,134,429
Gross profit	6,150,054	8,860,894	8,786,953	7,755,185
Income before income taxes	192,461	1,377,432	1,732,652	580,990
Net income attributable to
Optical Cable Corporation	192,444	948,925	1,173,428	434,520
Basic and diluted net income per share
attributable to Optical Cable Corporation	$0.03	$0.15	$0.18	$0.07
Cash dividends declared per common share	$0.015	$0.015	$0.015	$0.015

	Quarter ended
Fiscal year ended October 31, 2011	January 31	April 30	July 31	October 31

Net sales	$17,712,784	$17,184,460	$18,775,145	$19,667,202
Gross profit	6,424,840	5,943,140	6,509,124	7,414,117
Income (loss) before income taxes	378,469	(179,844)	252,110	405,016
Net income (loss) attributable to
Optical Cable Corporation	402,311	(89,843)	117,809	236,039
Basic and diluted net income (loss) per share
attributable to Optical Cable Corporation	$0.06	$(0.02)	$0.02	$0.04
Cash dividends declared per common share	$0.01	$0.01	$0.01	$0.01